8. Other receivables	12 Months Ended
Dec. 31, 2019
Other Receivables
Other receivables
8.	Other receivables
	2019	2018

Accounts receivable from insurers (*)	72	213
Receivable from sale of subsidiaries (note 8.2)	83	82
Lease receivables	113	44
Accounts receivable - Via Varejo (**)	49	-
Receivables from sale of real estate properties	128	40
Other	142	67
Allowance for doubtful accounts on other receivables (note 8.1)	(15)	(16)
	573	430

Current	381	302
Noncurrent	192	128

(*) In October 2019, the Company received R$203 from the insurance company regarding the claim related to the fire occurred at the Distribution Center in Osasco on December 27, 2017, after negotiations and agreement on the final amount of the indemnity.

(**) As the Company sold the equity interest in Via Varejo, the amount that had been reported as related parties was reclassified to other receivables.

8.1.	Allowance for doubtful accounts on other receivables
	2019	2018	2017

At the beginning of the year	(16)	(12)	(7)
Allowance booked for the year	-	(4)	(9)
Write-off of other receivables	5	13	-
Deconsolidation Via Varejo	(4)	-	-
Assets held for sale and discontinued operations	-	(13)	4
At the end of the year	(15)	(16)	(12)
8.2.	Receivables from the sale of subsidiaries

Receivables related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the execution of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January, 2016, 5 news gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI.